MATERIAL ACCOUNTING POLICIES - Disclosure of detailed information about amortization calculated on straight-line basis over the useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2024
Cultivations and processing license [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life	[1]
Customer relationships [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Customer relationships [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life	8 years
Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life	9 years

[1]	The licenses consist of GMP and GDP licenses in Germany which have determined to have an indefinite useful life.